Deferred income tax assets and liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax asset carried forward, deferred tax asset	€ 20,100	€ 25,800
Unused tax losses carried forward	445,200	458,200
Interest carry forward	287,100	260,100
Deductible temporary differences for which no deferred tax asset is recognised	€ 316,229	294,210
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward, expiration period	7 years
Deductible temporary differences for which no deferred tax asset is recognised	€ 302,700	302,700
Japan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward, expiration period	10 years
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross tax loss carryforward	€ 129,000	164,000
Unused tax losses for which no deferred tax asset recognised	€ 316,200	€ 294,200